Capital and Funding - Summary of Treasury Shares Movements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
1 January		€ (9,208)	€ (4,164)
Repurchase of shares (see note 24)	[1]	(6,020)	(5,014)
Other purchases and utilisations		(8)	(30)
31 December		(10,181)	€ (9,208)
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Cancellation of NV and PLC shares		€ 5,055

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 19 April 2018 and 6 April 2017.